UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00266
TRI-CONTINENTAL CORPORATION
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Tri-Continental Corporation Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.6%)
General Dynamics Corp.	77,707		$4,880,777
Lockheed Martin Corp.	69,023		4,919,959
Northrop Grumman Corp.	29,136		1,766,516
Raytheon Co.	311,984		14,260,788
Rockwell Collins, Inc.	21,939		1,277,947
United Technologies Corp.	125,207		8,918,495

Total			36,024,482

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	16,064		1,123,195

Automobiles (0.5%)
Ford Motor Co.	416,800	(b,d)	5,101,632

Beverages (1.5%)
Brown-Forman Corp., Class B	13,669	(d)	842,557
Coca-Cola Enterprises, Inc.	31,282	(b)	969,742
The Coca-Cola Co.	230,415		13,483,886

Total			15,296,185

Biotechnology (0.5%)
Amgen, Inc.	45,737	(b)	2,520,566
Biogen Idec, Inc.	27,700	(b)	1,554,524
Cephalon, Inc.	13,389	(b,d)	836,009

Total			4,911,099

Capital Markets (1.3%)
Franklin Resources, Inc.	38,008		4,063,055
Morgan Stanley	32,323		797,732
The Goldman Sachs Group, Inc.	54,434		7,870,068

Total			12,730,855

Chemicals (0.8%)
Eastman Chemical Co.	46,093		3,410,881
EI du Pont de Nemours & Co.	31,327	(d)	1,397,811
PPG Industries, Inc.	26,162		1,904,594
The Sherwin-Williams Co.	15,478	(d)	1,163,017

Total			7,876,303

Commercial Banks (2.7%)
Comerica, Inc.	17,012		631,996
Fifth Third Bancorp	98,736	(d)	1,187,794
KeyCorp	63,371		504,433
M&T Bank Corp.	16,187	(d)	1,324,258
PNC Financial Services Group, Inc.	205,785		10,682,300
SunTrust Banks, Inc.	102,300	(d)	2,642,409
Wells Fargo & Co.	398,424		10,012,395

Total			26,985,585

Issuer	Shares		Value(a)
Commercial Services & Supplies (1.3%)
Avery Dennison Corp.	27,121	(d)	1,006,732
Pitney Bowes, Inc.	42,234	(d)	902,963
RR Donnelley & Sons Co.	650,597		11,034,125

Total			12,943,820

Communications Equipment (0.2%)
Cisco Systems, Inc.	39,328	(b)	861,283
QUALCOMM, Inc.	17,150		773,808

Total			1,635,091

Computers & Peripherals (6.2%)
Apple, Inc.	158,421	(b)	44,951,958
Dell, Inc.	351,104	(b)	4,550,308
Lexmark International, Inc., Class A	67,300	(b)	3,002,926
NetApp, Inc.	65,253	(b,d)	3,248,947
SanDisk Corp.	184,300	(b)	6,754,595

Total			62,508,734

Consumer Finance (1.7%)
Capital One Financial Corp.	303,235		11,992,944
Discover Financial Services	169,896		2,833,865
SLM Corp.	235,565	(b)	2,720,776

Total			17,547,585

Distributors (0.1%)
Genuine Parts Co.	29,421	(d)	1,311,882

Diversified Consumer Services (0.1%)
H&R Block, Inc.	77,095		998,380

Diversified Financial Services (2.5%)
Citigroup, Inc.	4,175,693	(b)	16,285,203
JPMorgan Chase & Co.	250,957		9,553,933

Total			25,839,136

Diversified Telecommunication Services (3.5%)
AT&T, Inc.	793,594		22,696,788
Verizon Communications, Inc.	379,598		12,371,099

Total			35,067,887

Electric Utilities (2.1%)
Edison International	29,772	(d)	1,023,859
Exelon Corp.	406,535	(d)	17,310,261
FirstEnergy Corp.	68,312	(d)	2,632,744

Total			20,966,864

Electrical Equipment (0.8%)
Emerson Electric Co.	142,657		7,512,318
Rockwell Automation, Inc.	11,913	(d)	735,389

Total			8,247,707

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	139,805		2,555,636
Tyco Electronics Ltd.	70,765	(c)	2,067,753

Total			4,623,389

Energy Equipment & Services (1.8%)
FMC Technologies, Inc.	23,389	(b,d)	1,597,235
Halliburton Co.	90		2,976
National Oilwell Varco, Inc.	364,199		16,195,930

Total			17,796,141

Issuer	Shares		Value(a)
Food & Staples Retailing (2.8%)
Walgreen Co.	82,882	(d)	2,776,547
Wal-Mart Stores, Inc.	473,629		25,348,624

Total			28,125,171

Food Products (1.8%)
Campbell Soup Co.	22,000	(d)	786,500
General Mills, Inc.	40,442		1,477,751
Hormel Foods Corp.	23,467	(d)	1,046,628
The Hershey Co.	321,500	(d)	15,300,185

Total			18,611,064

Health Care Equipment & Supplies (0.5%)
Becton Dickinson and Co.	20,425		1,513,493
Medtronic, Inc.	116,706		3,918,987

Total			5,432,480

Health Care Providers & Services (3.1%)
Aetna, Inc.	41,132		1,300,183
AmerisourceBergen Corp.	35,280	(d)	1,081,685
Cardinal Health, Inc.	35,079		1,159,010
CIGNA Corp.	125,553		4,492,286
Humana, Inc.	24,709	(b)	1,241,380
Laboratory Corp. of America Holdings	10,100	(b,d)	792,143
McKesson Corp.	16,234		1,002,937
UnitedHealth Group, Inc.	591,492		20,767,284

Total			31,836,908

Hotels, Restaurants & Leisure (0.5%)
Starbucks Corp.	108,835		2,784,000
Wyndham Worldwide Corp.	76,275		2,095,274

Total			4,879,274

Household Durables (0.2%)
Newell Rubbermaid, Inc.	61,536	(d)	1,095,956
Whirlpool Corp.	7,272	(d)	588,741

Total			1,684,697

Household Products (0.5%)
Clorox Co.	19,549		1,305,091
Colgate-Palmolive Co.	11,085		851,993
Kimberly-Clark Corp.	40,100		2,608,505

Total			4,765,589

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	35,925		1,158,222
NRG Energy, Inc.	46,869	(b,d)	975,813

Total			2,134,035

Industrial Conglomerates (3.0%)
3M Co.	87,751		7,608,889
General Electric Co.	1,379,615		22,418,744

Total			30,027,633

Insurance (5.6%)
Aflac, Inc.	136,212		7,043,523
AON Corp.	327,339	(d)	12,802,227
Assurant, Inc.	59,589		2,425,272
Chubb Corp.	141,105		8,041,574
Hartford Financial Services Group, Inc.	73,787		1,693,412

Issuer	Shares		Value(a)
Lincoln National Corp.	49,430		1,182,366
The Allstate Corp.	321,629		10,147,395
The Travelers Companies, Inc.	188,996		9,846,692
Torchmark Corp.	41,023	(d)	2,179,962
Unum Group	57,272		1,268,575

Total			56,630,998

Internet & Catalog Retail (0.4%)
priceline.com, Inc.	13,274	(b)	4,623,865

IT Services (4.2%)
Computer Sciences Corp.	14,928		686,688
IBM Corp.	241,800	(d)	32,435,052
Teradata Corp.	239,300	(b)	9,227,408

Total			42,349,148

Leisure Equipment & Products (0.1%)
Mattel, Inc.	66,506		1,560,231

Machinery (1.0%)
Caterpillar, Inc.	60,719	(d)	4,777,372
Cummins, Inc.	15,908	(d)	1,440,947
Eaton Corp.	12,205		1,006,790
Flowserve Corp.	10,682	(d)	1,168,824
Illinois Tool Works, Inc.	39,314		1,848,544

Total			10,242,477

Media (2.9%)
CBS Corp., Class B	29,226		463,524
DIRECTV, Class A	308,900	(b)	12,859,508
Gannett Co., Inc.	143,205	(d)	1,751,397
News Corp., Class A	337,587		4,408,886
Time Warner, Inc.	326,900		10,019,485

Total			29,502,800

Metals & Mining (2.3%)
Freeport-McMoRan Copper & Gold, Inc.	123,344		10,532,344
Newmont Mining Corp.	199,400		12,524,314

Total			23,056,658

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	106,315		4,694,870
Macy’s, Inc.	41,228		951,955

Total			5,646,825

Multi-Utilities (1.6%)
DTE Energy Co.	19,341		888,332
Public Service Enterprise Group, Inc.	473,600		15,666,688

Total			16,555,020

Oil, Gas & Consumable Fuels (9.3%)
Apache Corp.	182,900		17,880,304
Chevron Corp.	376,242	(d,g)	30,494,413
ConocoPhillips	488,614		28,061,102
Exxon Mobil Corp.	238,743		14,751,930
Marathon Oil Corp.	69,368	(d)	2,296,081
Pioneer Natural Resources Co.	11,189	(d)	727,621
Valero Energy Corp.	21,700		379,967

Total			94,591,418

Issuer	Shares		Value(a)
Paper & Forest Products (0.3%)
International Paper Co.	146,334		3,182,765

Pharmaceuticals (7.6%)
Abbott Laboratories	253,106		13,222,257
Bristol-Myers Squibb Co.	72,690		1,970,626
Eli Lilly & Co.	510,048	(d)	18,632,053
Forest Laboratories, Inc.	114,465	(b)	3,540,402
Johnson & Johnson	266,844	(d)	16,533,654
King Pharmaceuticals, Inc.	64,212	(b)	639,552
Merck & Co., Inc.	600,497		22,104,295

Total			76,642,839

Professional Services (0.6%)
Dun & Bradstreet Corp.	86,700	(d)	6,427,938

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co., Class A	113,500	(d)	2,426,630
Equity Residential	67,059		3,189,997
Simon Property Group, Inc.	68,986		6,397,761
Vornado Realty Trust	37,506	(d)	3,207,888

Total			15,222,276

Road & Rail (0.2%)
CSX Corp.	38,218		2,114,220

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.	175,014	(b,d)	1,244,350
Analog Devices, Inc.	37,608		1,180,139
Intel Corp.	962,900		18,516,567
Microchip Technology, Inc.	68,008	(d)	2,138,852
Texas Instruments, Inc.	704,600		19,122,843

Total			42,202,751

Software (3.6%)
Intuit, Inc.	30,700	(b)	1,344,967
Microsoft Corp.	1,324,994		32,449,103
Oracle Corp.	83,820		2,250,567

Total			36,044,637

Specialty Retail (4.0%)
Best Buy Co., Inc.	57,352	(d)	2,341,682
GameStop Corp., Class A	616,400	(b,d)	12,149,244
Home Depot, Inc.	76,843	(d)	2,434,386
Limited Brands, Inc.	619,530		16,591,014
Ross Stores, Inc.	94,249		5,147,880
The Gap, Inc.	46,869		873,638
TJX Companies, Inc.	22,493		1,003,863

Total			40,541,707

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	18,435		791,968
NIKE, Inc., Class B	53,138		4,258,479

Total			5,050,447

Tobacco (4.3%)
Lorillard, Inc.	213,964		17,183,449
Philip Morris International, Inc.	463,600		25,970,872

Total			43,154,321

Total Common Stocks (Cost: $962,677,842)			$1,002,376,144

Limited Partnerships (0.2%)

Issuer	Shares		Value(a)
Capital Markets
WCAS Capital Partners II LP	4,292,803	(b,e,f)	$2,052,217

Total Limited Partnerships (Cost: $4,212,138)			$2,052,217

Money Market Fund (0.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,077,109	(i)	$2,077,109

Total Money Market Fund (Cost: $2,077,109)			$2,077,109

Investments of Cash Collateral Received for Securities on Loan (7.2%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (3.8%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307%	$1,998,943	$1,998,943
Barclays Bank PLC
10-29-10	0.340	2,000,000	2,000,000
BNP Paribas
10-15-10	0.327	4,000,000	4,000,000
Caisse des Depots
12-13-10	0.345	1,998,257	1,998,257
Credit Agricole
10-12-10	0.327	4,000,000	4,000,000
Credit Industrial et Commercial
11-05-10	0.500	2,000,077	2,000,077
11-19-10	0.410	1,000,013	1,000,013
Development Bank of Singapore Ltd.
11-09-10	0.400	2,000,000	2,000,000
DZ Bank AG
10-18-10	0.480	2,000,000	2,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	3,000,000	3,000,000
KBC Bank NV
10-13-10	0.425	1,999,292	1,999,292
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Lloyds Bank PLC
11-10-10	0.320	2,000,406	2,000,406
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
Rabobank Group
10-27-10	0.306	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	2,000,000	2,000,000
11-30-10	0.400	998,979	998,979
United Overseas Bank Ltd.
10-12-10	0.280	2,000,000	2,000,000

Total			38,994,798

Other Short-Term Obligations (0.2%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.2%)(h)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $8,072,493	0.280%	$8,072,430	$8,072,430
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $10,000,106	0.380	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,056	0.400	5,000,000	5,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $7,002,538	0.450	7,000,000	7,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			32,072,430

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $73,067,228)			$73,067,228

Total Investments in Securities
(Cost: $1,042,034,317)(j)			$1,079,572,698

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	5	$1,420,875	Dec. 2010	$4,358
Notes to Portfolio of Investments

(a)	The Fund adopted Financial Accounting Standards Board (FASB) Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4), on June 30, 2009. FSP 157-4 provides guidance on estimating the fair value of an investment when the trade volume and level of activity for the investment have significantly decreased relative to historical levels. FSP 157-4 requires funds to disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. There was no impact to the Fund’s net assets or results of operations upon adoption. This disclosure can be found as part of the Fair Value Measurements disclosure in the Portfolio of Investments.

All securities are valued at the close of each business day of the NYSE. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Corporation, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

(b)	Non-income producing..

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $2,052,217, representing 0.20% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

WCAS Capital Partners II LP	12-11-90 thru 03-24-98	$4,292,803

(f)	At Sept. 30, 2010, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at Sept. 30, 2010, were as follows:

Investment	Acquisition dates	Cost	Value(a)

WCAS Capital Partners II LP	12-11-90 thru 03-24-98	$4,292,803	$2,052,217

(g)	At Sept. 30, 2010, investments in securities included securities valued at $778,485 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$5,187,791
Freddie Mac Gold Pool	848,935
Freddie Mac Non Gold Pool	871,838
Ginnie Mae I Pool	878,429
Ginnie Mae II Pool	446,886

Total market value of collateral securities	$8,233,879

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$19,834
Fannie Mae Interest Strip	48,868
Fannie Mae Pool	1,431,990
Fannie Mae Principal Strip	53,913
Fannie Mae REMICS	1,852,505
Fannie Mae Whole Loan	46,109
FHLMC Multifamily Structured Pass Through Certificates	16,555
FHLMC Structured Pass Through Securities	89,839
Freddie Mac Non Gold Pool	659,083
Freddie Mac Reference REMIC	8,234
Freddie Mac REMICS	457,386
Freddie Mac Strips	81,756
Ginnie Mae I Pool	256,395
Ginnie Mae II Pool	983,347
Government National Mortgage Association	1,038,519
United States Treasury Inflation Indexed Bonds	71,683
United States Treasury Note/Bond	2,637,366
United States Treasury Strip Coupon	359,021
United States Treasury Strip Principal	71,195
Cash Collateral In Lieu Of Securities	16,080

Total market value of collateral securities	$10,199,678

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$81,831
Grampian Funding Ltd/LLC	816,586
Intesa Funding LLC	750,070
Landesbank Hsn-Thurny	57,560
Nationwide Building Soc	1,767,500
Panasonic Finance AMC Inc	593,563
Royal Bank Of Scotland	734,512
Scaldis & Scaldis Jo	2,240,145
Unicredit Delaware	308,233

Total market value of collateral securities	$7,350,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(j)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,042,034,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$94,304,000
Unrealized depreciation	(56,765,000)

Net unrealized appreciation	$37,539,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks	$1,002,376,144	$—	$—	$1,002,376,144

Total Equity Securities	1,002,376,144	—	—	1,002,376,144

Other
Limited Partnerships
Capital Markets	—	—	2,052,217	2,052,217
Affiliated Money Market Fund(c)	2,077,109	—	—	2,077,109
Investments of Cash Collateral Received for Securities on Loan	—	73,067,228	—	73,067,228

Total Other	2,077,109	73,067,228	2,052,217	77,196,554

Investments in Securities	1,004,453,253	73,067,228	2,052,217	1,079,572,698
Derivatives(d)
Assets
Futures Contracts	4,358	—	—	4,358

Total	$1,004,457,611	$73,067,228	$2,052,217	$1,079,577,056

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Limited
Partnerships

Balance as of Dec. 31, 2009	$1,927,202
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	125,015
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$2,052,217

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $125,015.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Tri-Continental Corporation

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010